General and Administrative Expenses (Details) - Schedule of general and administrative expenses - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Depreciation of ROU asset	$ 82,801
Consulting fees (Note 7)	262,674	712,122	153,000
Depreciation of property and equipment	10,335	2,572
Insurance	204,103	140,716
Investor relations	645,742	156,562
Office and miscellaneous	92,835	51,961	13,778
Professional fees	1,493,024	656,012	41,800
Salaries and benefits (Note 7)	125,975	405,632
Share-based compensation (Notes 7, 10 and 11)	1,291,638	846,155
Transfer agent and regulatory fees	118,207	57,998	24,642
Total general and administrative	$ 4,327,334	$ 3,029,730	$ 233,220